Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,700,418.19

Principal:
Principal Collections	$13,108,365.34
Prepayments in Full	$9,960,669.11
Liquidation Proceeds	$339,487.54
Recoveries	$41,608.77
Sub Total	$23,450,130.76
Collections	$25,150,548.95

Purchase Amounts:
Purchase Amounts Related to Principal	$195,015.38
Purchase Amounts Related to Interest	$960.05
Sub Total	$195,975.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,346,524.38

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,346,524.38
Servicing Fee	$414,610.01	$414,610.01	$0.00	$0.00	$24,931,914.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,931,914.37
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,931,914.37
Interest - Class A-3 Notes	$130,204.63	$130,204.63	$0.00	$0.00	$24,801,709.74
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$24,748,327.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,748,327.49
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$24,721,764.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,721,764.49
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$24,700,198.49
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,700,198.49
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$24,665,657.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,665,657.82
Regular Principal Payment	$22,499,123.18	$22,499,123.18	$0.00	$0.00	$2,166,534.64
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,166,534.64
Residuel Released to Depositor	$0.00	$2,166,534.64	$0.00	$0.00	$0.00
Total		$25,346,524.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,499,123.18
Total					$22,499,123.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,499,123.18	$68.97	$130,204.63	$0.40	$22,629,327.81	$69.37
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$22,499,123.18	$20.97	$266,256.55	$0.25	$22,765,379.73	$21.22

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$306,363,824.46	0.9391901	$283,864,701.28	0.8702167
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$475,613,824.46	0.4432355	$453,114,701.28	0.4222680

Pool Information
Weighted Average APR	4.137%	4.128%
Weighted Average Remaining Term	40.59	39.72
Number of Receivables Outstanding	29,293	28,552
Pool Balance	$497,532,006.49	$473,684,822.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$477,596,563.36	$454,739,732.42
Pool Factor	0.4539326	0.4321752

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$7,105,272.34
Yield Supplement Overcollateralization Amount	$18,945,090.13
Targeted Overcollateralization Amount	$20,570,121.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,570,121.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		78	$243,646.57
(Recoveries)		48	$41,608.77
Net Losses for Current Collection Period			$202,037.80
Cumulative Net Losses Last Collection Period			$3,628,107.17
Cumulative Net Losses for all Collection Periods			$3,830,144.97

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.49%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.77%	426	$8,384,191.09
61-90 Days Delinquent	0.23%	51	$1,107,783.33
91-120 Days Delinquent	0.07%	15	$333,969.88
Over 120 Days Delinquent	0.13%	25	$613,096.76
Total Delinquent Receivables	2.20%	517	$10,439,041.06

Repossession Inventory:
Repossessed in the Current Collection Period		24	$589,177.36
Total Repossessed Inventory		35	$883,360.10

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3161%
Preceding Collection Period			0.4814%
Current Collection Period			0.4993%
Three Month Average			0.4322%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2534%
Preceding Collection Period			0.2629%
Current Collection Period			0.3187%
Three Month Average			0.2783%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer